Legal Proceedings

Great-West Ariel Mid Cap Value Fund

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. In December 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware (the “Trustee Action”).  In September 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain secured creditors of Tribune Company in the U.S. District Court for the District of Colorado (the “Creditor Actions”). The plaintiffs in the Trustee Action and the Creditor Actions allege that the 2007 leveraged buyout rendered Tribune insolvent, that there was no consideration for the share redemption and that the redemptions are therefore avoidable under applicable fraudulent transfer, and they seek to recover amounts paid to former Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.  The Trustee Actions and Creditor Actions were subsequently consolidated in the U.S. District Court for the Southern District of New York. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

In September 2013, the Court granted a motion to dismiss the Creditor Actions.  That matter was immediately appealed to the United States Court of Appeals for the Second Circuit.  In March 2016, the Second Circuit held that the plaintiffs cannot recover payments for Tribune stock under the constructive fraudulent conveyance theory as such suits are barred by the U.S. Bankruptcy Code. In July 2016, the Second Circuit denied the plaintiffs’ motion for rehearing en banc.  The plaintiffs filed a petition for a writ of certiorari in the Supreme Court in September 2016.  The Supreme Court has not yet decided whether to grant the plaintiffs’ certiorari petition.  However, in April 2018, Supreme Court Justices Kennedy and Thomas issued a statement concerning plaintiffs’ certiorari petition.  That statement provided that the petition will remain pending for an additional period of time, which “will allow the Court of Appeals or the District Court to consider whether to recall the mandate, entertain a Federal Rule of Civil Procedure 60(b) motion to vacate the earlier judgment, or provide any other available relief in light of this Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 583 U.S. ___ (2018).”  Thereafter, the plaintiffs filed a motion in the Second Circuit requesting that court recall the mandate, vacate its previous decision, and remand the action to the District Court for further findings. In May 2018, the Second Circuit recalled the mandate.  In December 2019, the Second Circuit issued an amended opinion again affirming the district court’s dismissal order.  In February 2020, the Second Circuit denied plaintiffs’ petition for panel rehearing, or, in the alternative, for rehearing en banc.  Plaintiffs thereafter filed a petition for a writ of certiorari seeking Supreme Court review, which is currently pending.

With respect to the Trustee action, in January 2017, the district court granted the shareholder defendants’ Motion to Dismiss without leave to replead.  In July 2017, the plaintiff sought permission from the district court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim.  In April 2019, the district court denied that request.  In July 2019, the plaintiff appealed this district court’s dismissal order to the Second Circuit.  That appeal is pending.

The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value.  The Fund received approximately $23,706,030 in proceeds from sales of Tribune Company shares made on the open market after the leveraged buyout was announced to the public.

Great-West Large Cap Value Fund

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. In December 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware (the “Trustee Action”).  In September 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain secured creditors of Tribune Company in the U.S. District Court for the District of Colorado (the “Creditor Actions”). The plaintiffs in the Trustee Action and the Creditor Actions allege that the 2007 leveraged buyout rendered Tribune insolvent, that there was no consideration for the share redemption and that the redemptions are therefore avoidable under applicable fraudulent transfer, and they seek to recover amounts paid to former Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.  The Trustee Actions and Creditor Actions were subsequently consolidated in the U.S. District Court for the Southern District of New York. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

In September 2013, the Court granted a motion to dismiss the Creditor Actions.  That matter was immediately appealed to the United States Court of Appeals for the Second Circuit.  In March 2016, the Second Circuit held that the plaintiffs cannot recover payments for Tribune stock under the constructive fraudulent conveyance theory as such suits are barred by the U.S. Bankruptcy Code. In July 2016, the Second Circuit denied the plaintiffs’ motion for rehearing en banc.  The plaintiffs filed a petition for a writ of certiorari in the Supreme Court in September 2016.  The Supreme Court has not yet decided whether to grant the plaintiffs’ certiorari petition.  However, in April 2018, Supreme Court Justices Kennedy and Thomas issued a statement concerning plaintiffs’ certiorari petition.  That statement provided that the petition will remain pending for an additional period of time, which “will allow the Court of Appeals or the District Court to consider whether to recall the mandate, entertain a Federal Rule of Civil Procedure 60(b) motion to vacate the earlier judgment, or provide any other available relief in light of this Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 583 U.S. ___ (2018).”  Thereafter, the plaintiffs filed a motion in the Second Circuit requesting that court recall the mandate, vacate its previous decision, and remand the action to the District Court for further findings. In May 2018, the Second Circuit recalled the mandate.  In December 2019, the Second Circuit issued an amended opinion again affirming the district court’s dismissal order.  In February 2020, the Second Circuit denied plaintiffs’ petition for panel rehearing, or, in the alternative, for rehearing en banc.  Plaintiffs thereafter filed a petition for a writ of certiorari seeking Supreme Court review, which is currently pending.

With respect to the Trustee action, in January 2017, the district court granted the shareholder defendants’ Motion to Dismiss without leave to replead.  In July 2017, the plaintiff sought permission from the district court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim.  In April 2019, the district court denied that request.  In July 2019, the plaintiff appealed this district court’s dismissal order to the Second Circuit.  That appeal is pending.

The Trustee Action and the Creditor Actions allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $14,059,000.

Great-West S&P 500® Index Fund

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. In December 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware (the “Trustee Action”).  In September 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain secured creditors of Tribune Company in the U.S. District Court for the District of Colorado (the “Creditor Actions”). The plaintiffs in the Trustee Action and the Creditor Actions allege that the 2007 leveraged buyout rendered Tribune insolvent, that there was no consideration for the share redemption and that the redemptions are therefore avoidable under applicable fraudulent transfer, and they seek to recover amounts paid to former Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.  The Trustee Actions and Creditor Actions were subsequently consolidated in the U.S. District Court for the Southern District of New York. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

In September 2013, the Court granted a motion to dismiss the Creditor Actions.  That matter was immediately appealed to the United States Court of Appeals for the Second Circuit.  In March 2016, the Second Circuit held that the plaintiffs cannot recover payments for Tribune stock under the constructive fraudulent conveyance theory as such suits are barred by the U.S. Bankruptcy Code. In July 2016, the Second Circuit denied the plaintiffs’ motion for rehearing en banc.  The plaintiffs filed a petition for a writ of certiorari in the Supreme Court in September 2016.  The Supreme Court has not yet decided whether to grant the plaintiffs’ certiorari petition.  However, in April 2018, Supreme Court Justices Kennedy and Thomas issued a statement concerning plaintiffs’ certiorari petition.  That statement provided that the petition will remain pending for an additional period of time, which “will allow the Court of Appeals or the District Court to consider whether to recall the mandate, entertain a Federal Rule of Civil Procedure 60(b) motion to vacate the earlier judgment, or provide any other available relief in light of this Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 583 U.S. ___ (2018).”  Thereafter, the plaintiffs filed a motion in the Second Circuit requesting that court recall the mandate, vacate its previous decision, and remand the action to the District Court for further findings. In May 2018, the Second Circuit recalled the mandate.  In December 2019, the Second Circuit issued an amended opinion again affirming the district court’s dismissal order.  In February 2020, the Second Circuit denied plaintiffs’ petition for panel rehearing, or, in the alternative, for rehearing en banc.  Plaintiffs thereafter filed a petition for a writ of certiorari seeking Supreme Court review, which is currently pending.

With respect to the Trustee action, in January 2017, the district court granted the shareholder defendants’ Motion to Dismiss without leave to replead.  In July 2017, the plaintiff sought permission from the district court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim.  In April 2019, the district court denied that request.  In July 2019, the plaintiff appealed this district court’s dismissal order to the Second Circuit.  That appeal is pending.

The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $253,368.

Great-West Capital Management, LLC

Great-West Funds’ investment adviser, Great-West Capital Management, LLC “(GWCM”), has been named as a defendant in a complaint captioned Obeslo et al. v. Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on January 29, 2016, and subsequently amended on April 8, 2016 and April 3, 2017 (the “Obeslo Advisory Fee Action”). On August 22, 2016, the Obeslo Advisory Fee Action was consolidated with a separate complaint captioned Duplass, Zwain, Bourgeois, Pfister & Weinstock APLC 401(k) Plan v. Great-West Capital Management, LLC, (the Duplass Action), which was filed on May 20, 2016 in the United States District Court for the District of Colorado. On April 20, 2017 the Obeslo Advisory Fee Action and the Duplass Action were further consolidated with a separate complaint captioned Obeslo et al. v. Great-West Capital Management, LLC and Great-West Life & Annuity Insurance Company (the “Obeslo Administrative Fee Action”), which was filed in the United States District Court for the District of Colorado on December 23, 2016 (together with the Obeslo Advisory Fee Action and the Duplass Action, the “Consolidated Action”).  The Consolidated Action, which was filed by purported shareholders of the Great-West Funds, alleges that GWCM and Great-West Life & Annuity Insurance Company (“GWL&A”), as applicable, breached their fiduciary duties under Section 36(b) of the Investment Company Act of 1940 (“1940 Act”) with respect to their receipt of advisory fees and administrative services fees, as applicable, paid by the Great-West Funds and GWCM, as applicable. The Consolidated Action requests relief in the form of (1) a declaration that GWCM and GWL&A violated Section 36(b) of the 1940 Act, (2) permanently enjoining GWCM and GWL&A from further violating Section 36(b), (3) awarding compensatory damages, including repayment of excessive investment advisory and administrative fees, (4) rescinding the investment advisory agreement between GWCM and the Great-West Funds and the administrative services agreement between GWL&A and the Great-West Funds and (5) awarding reasonable fees and costs from the Consolidated Action. On September 11, 2018, the District Court granted in part and denied in part GWCM’s Motion to Dismiss.  On September 28, 2018, the District Court denied GWCM’s Motion for Summary Judgment.  On October 2, 2018, the Plaintiffs filed a Consolidated Fourth Amended Complaint, as ordered by the District Court in connection with its September 11, 2018 ruling on the Motion to Dismiss.  A bench trial was held in January 2020.  On August 7, 2020, judgment was entered in favor of Defendants on all claims.  Plaintiffs have appealed the District Court’s decision to the United States Court of Appeals for the Tenth Circuit and the appeal remains pending.

GWCM believes that the Consolidated Action is without merit and intends to defend itself vigorously against the allegations.  GWCM also believes that the Consolidated Action will not have a material adverse effect on the ability of GWCM to perform its obligations under its investment advisory agreement with Great-West Funds or on the ability of Empower to perform its obligations under its agreement with Great-West Funds.